Supplemental Disclosure of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Supplemental Disclosure of Cash Flow Information
Cash interest paid	$ 151,992	$ 139,768	$ 129,194
Cash income taxes paid (net of refunds of $30,984 for Fiscal 2011)	43,241	73,638	29,688
Acquisitions accounted for under the purchase method:
Fair value of assets acquired	111,141		5,111,188
Liabilities assumed	(28,537)		(1,123,379)
Less: Cash acquired	(131)
Net cash paid	82,473		3,987,809
Property, plant and equipment additions included in accounts payable	8,242	11,986	5,524
Income taxes refunds			$ 30,984